Condensed Financial Information of the Parent Company - Summary of Parent Company Balance Sheet Disclosure (Parenthetical) (Detail) - $ / shares	Dec. 31, 2021	Dec. 17, 2021	Dec. 31, 2020
Common stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorised	40,000,000,000	40,000,000,000	4,000,000,000
Common stock, shares, issued	3,805,284,810		3,546,124,955
Common stock, shares, outstanding	3,646,381,840		3,339,618,633
Parent Company [Member]
Common stock, par or stated value per share	$ 0.001		$ 0.001
Common stock shares authorised	40,000,000,000		4,000,000,000
Common stock, shares, issued	3,805,284,810		3,546,124,955
Common stock, shares, outstanding	3,646,381,840		3,339,618,633